Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table sets forth the Group’s contractual obligations as of December 31, 2025:

	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years
	RMB
Bank borrowings	26,203,903	22,203,903	4,000,000	-
Operating lease payments	7,158,756	2,479,065	1,502,656	3,177,035
Loan from related parties	188,147	188,147	-	-
Total	33,550,806	24,871,115	5,502,656	3,177,035